Condensed Consolidated Interim Statements of Profit or Loss and Comprehensive Income / (Loss) (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Warrants [member]
Statement [LineItems]
Warrants outstanding	6,046,356	5,527,218